RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF KEY MANAGEMENT PERSONNEL

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	December 31, 2025	December 31, 2024
Share based payments	51,293	2,675
Short-term salary and fees	629	661
Revaluation of financial liabilities at fair value	-	344
Payments for legal services	-	337
Post-employment retirement benefits	87	98
Non-monetary benefits	38	41
	52,047	4,156

SCHEDULE OF BALANCE WITH RELATED PARTIES
2. Balance with related parties:		December 31, 2025	December 31, 2024
Key management	Salary and related	(229)	(166)
Directors	Consultant services	(94)	(83)
Joint Ventures	Investment in subsidiary	114	105
Joint Ventures	Other receivables	15	15
		(194)	(129)